UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Quality Preferred Income Fund 2 (JPS)
October 31, 2014 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS – 136.5% (98.8% of Total Investments)
	CONVERTIBLE PREFERRED SECURITIES – 0.4% (0.3% of Total Investments)
	Banks – 0.4%
4,300	Wells Fargo & Company	7.500%		BBB	$ 5,177,200
	Total Convertible Preferred Securities (cost $5,004,125)				5,177,200

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 46.4% (33.5% of Total Investments)
	Banks – 9.6%
60,500	AgriBank FCB, (3)	6.875%		BBB+	$ 6,208,813
150,000	Barclays Bank PLC	8.125%		BB+	3,871,500
271,589	Citigroup Capital XIII	7.875%		BBB-	7,229,699
411,100	Citigroup Inc.	6.875%		BB+	11,001,036
1,200	Citigroup Inc.	5.800%		BB+	29,040
117,000	City National Corporation, Series C	5.500%		Baa3	2,636,010
60,000	Fifth Third Bancorp.	6.625%		BB+	1,627,800
146,500	First Naigara Finance Group	8.625%		BB	4,087,350
324,100	General Electric Capital Corporation	4.875%		AA+	8,011,752
110,767	General Electric Capital Corporation	4.875%		AA+	2,752,560
140,372	General Electric Capital Corporation	4.700%		AA+	3,356,295
417,415	HSBC Holdings PLC	8.000%		BBB+	11,186,722
102,700	HSBC Holdings PLC	6.200%		Baa2	2,621,931
40,100	HSBC USA Inc.	6.500%		BBB+	1,021,347
100,000	HSBC USA Inc.	4.500%		Baa1	2,510,000
74,000	HSBC USA Inc.	2.858%		BBB+	3,689,640
12,636	JPMorgan Chase & Company	6.300%		BBB-	315,395
82,300	JPMorgan Chase & Company	5.500%		BBB-	1,900,307
1,214,400	PNC Financial Services	6.125%		BBB-	33,080,256
100,990	Royal Bank of Scotland Group PLC	6.750%		B+	2,538,889
170,000	Wells Fargo & Company	5.850%		BBB	4,413,200
	Total Banks				114,089,542
	Capital Markets – 4.5%
60,000	Affiliated Managers Group Inc.	6.375%		BBB	1,563,600
1,284,535	Deutsche Bank Capital Funding Trust II	6.550%		BBB-	33,282,301
13,800	Deutsche Bank Capital Funding Trust IX	6.625%		BBB-	351,210
91,791	Deutsche Bank Capital Funding Trust VIII	6.375%		BBB-	2,314,051
47,579	Deutsche Bank Contingent Capital Trust III	7.600%		BBB-	1,304,140
333,629	Goldman Sachs Group, Inc.	5.500%		BB	7,983,742
790	Morgan Stanley	7.125%		BB	21,535
30,796	Morgan Stanley Capital Trust III	6.250%		Ba1	787,146
2,800	Morgan Stanley Capital Trust V	5.750%		Ba1	70,784
1,800	Morgan Stanley Capital Trust VIII	6.450%		Ba1	45,918
37,600	State Street Corporation	5.900%		BBB	981,360
180,922	State Street Corporation	5.250%		BBB	4,416,306
	Total Capital Markets				53,122,093
	Diversified Financial Services – 3.2%
768,094	ING Groep N.V.	7.200%		Ba1	19,663,206
731,274	ING Groep N.V.	7.050%		Ba1	18,625,549
	Total Diversified Financial Services				38,288,755
	Diversified Telecommunication Services – 3.1%
184,004	Qwest Corporation	7.500%		BBB-	4,912,907
96,790	Qwest Corporation	7.375%		BBB-	2,553,320
383,205	Qwest Corporation	7.000%		BBB-	9,829,208
26,600	Qwest Corporation	7.000%		BBB-	684,418
216,000	Qwest Corporation	6.875%		BBB-	5,523,120
296,095	Qwest Corporation	6.125%		BBB-	6,970,076
234,900	Verizon Communications Inc.	5.900%		A-	6,083,910
	Total Diversified Telecommunication Services				36,556,959
	Electric Utilities – 3.0%
360,400	Alabama Power Company, (3)	6.450%		A3	9,629,456
72,419	Duke Energy Capital Trust II	5.125%		Baa1	1,757,609
12,952	Entergy Arkansas Inc.	5.750%		A-	329,499
194,200	Entergy Arkansas Inc.	4.750%		A-	4,408,340
60,296	Entergy Louisiana LLC	5.875%		A2	1,542,975
25,000	Entergy Louisiana LLC	5.250%		A2	625,000
56,142	Entergy Louisiana LLC	4.700%		A2	1,246,914
10,000	Gulf Power Company, (3)	5.600%		BBB+	934,971
152,000	Integrys Energy Group Inc.	6.000%		Baa1	3,970,240
145,100	Interstate Power and Light Company	5.100%		BBB	3,642,010
80,146	NextEra Energy Inc.	5.700%		BBB	2,018,878
152,000	NextEra Energy Inc.	5.625%		BBB	3,795,440
51,349	NextEra Energy Inc.	5.125%		BBB	1,164,082
28,540	NextEra Energy Inc.	5.000%		BBB	636,157
	Total Electric Utilities				35,701,571
	Food Products – 0.5%
53,400	Dairy Farmers of America Inc., 144A, (3)	7.875%		Baa3	5,802,246
	Insurance – 11.9%
1,717,889	Aegon N.V.	6.375%		Baa1	43,857,705
490,320	Aflac Inc.	5.500%		BBB+	12,159,936
175,500	Allstate Corporation	6.625%		BBB-	4,622,670
393,000	Allstate Corporation	5.100%		Baa1	9,659,940
147,456	American Financial Group	6.250%		Baa2	3,652,485
301,725	Arch Capital Group Limited	6.750%		BBB	8,068,127
74,981	Aspen Insurance Holdings Limited	7.250%		BBB-	1,984,747
210,600	Aspen Insurance Holdings Limited	5.950%		BBB-	5,448,222
496,950	Axis Capital Holdings Limited	6.875%		BBB	13,243,718
239,923	Axis Capital Holdings Limited	5.500%		BBB	5,566,214
409,482	Delphi Financial Group, Inc., (3)	7.376%		BBB-	10,173,089
17,249	PartnerRe Limited	7.250%		BBB+	472,278
29,905	PartnerRe Limited	5.875%		BBB+	746,130
4,000	Protective Life Corporation	6.250%		BBB	103,800
317,875	Prudential PLC	6.750%		A-	8,217,069
280,000	Reinsurance Group of America Inc.	6.200%		BBB	7,820,400
74,028	RenaissanceRe Holdings Limited	5.375%		BBB+	1,701,904
125,600	Torchmark Corporation	5.875%		BBB+	3,150,048
79,181	W.R. Berkley Corporation	5.625%		BBB-	1,909,054
	Total Insurance				142,557,536
	Machinery – 1.1%
520,581	Stanley Black and Decker, Inc.	5.750%		BBB+	13,155,082
	Media – 0.2%
75,680	Comcast Corporation	5.000%		A-	1,924,542
	Multi-Utilities – 0.5%
109,804	DTE Energy Company	5.250%		Baa1	2,683,610
148,032	Scana Corporation	7.700%		BBB-	3,760,013
	Total Multi-Utilities				6,443,623
	Real Estate Investment Trust – 7.3%
5,000	Alexandria Real Estate Equities Inc., Series B	6.450%		Baa3	127,500
100,000	DDR Corporation	6.250%		Baa3	2,497,000
88,467	Digital Realty Trust Inc.	7.375%		Baa3	2,362,954
17,545	Digital Realty Trust Inc.	7.000%		Baa3	454,240
69,868	Digital Realty Trust Inc.	5.875%		Baa3	1,599,977
162,885	Duke Realty Corporation, Series L	6.600%		Baa3	4,122,619
3,203	Health Care REIT, Inc.	6.500%		Baa3	83,310
321,594	Hospitality Properties Trust	7.125%		Baa3	8,480,434
58,372	Kimco Realty Corporation	6.900%		Baa2	1,538,102
7,961	Kimco Realty Corporation	6.000%		Baa2	202,767
253,032	Kimco Realty Corporation	5.625%		Baa2	6,034,813
133,372	National Retail Properties Inc.	6.625%		Baa2	3,463,671
82,301	Prologis Inc., (3)	8.540%		BBB-	5,213,258
152,633	PS Business Parks, Inc.	6.450%		Baa2	3,963,879
450,182	PS Business Parks, Inc.	6.000%		Baa2	11,277,059
8,418	PS Business Parks, Inc.	5.750%		Baa2	199,086
15,300	PS Business Parks, Inc.	5.700%		Baa2	360,927
196,229	Public Storage, Inc.	5.900%		A	4,929,272
3,400	Public Storage, Inc.	6.500%		A	89,250
220,000	Public Storage, Inc.	6.375%		A	5,687,000
2,000	Public Storage, Inc.	6.000%		A	50,420
203,125	Public Storage, Inc.	5.750%		A	5,067,969
20,000	Public Storage, Inc.	5.625%		A	486,400
139,683	Public Storage, Inc.	5.200%		A3	3,216,899
95,600	Public Storage, Inc.	5.200%		A	2,196,888
183,646	Realty Income Corporation	6.625%		Baa2	4,952,933
146,600	Regency Centers Corporation	6.625%		Baa3	3,774,950
3,948	Senior Housing Properties Trust	5.625%		BBB-	92,896
116,643	Ventas Realty LP	5.450%		BBB+	2,872,917
55,798	Weingarten Realty Trust	6.500%		Baa3	1,409,457
	Total Real Estate Investment Trust				86,808,847
	U.S. Agency – 1.3%
144	Farm Credit Bank of Texas, 144A, (3)	6.750%		Baa1	15,340,507
	Wireless Telecommunication Services – 0.2%
2,150	Telephone and Data Systems Inc.	7.000%		Baa3	54,825
81,428	Telephone and Data Systems Inc.	6.875%		Baa2	2,051,171
7,000	Telephone and Data Systems Inc.	6.625%		Baa3	175,840
4,300	Telephone and Data Systems Inc.	5.875%		Baa3	99,674
	Total Wireless Telecommunication Services				2,381,510
	Total $25 Par (or similar) Retail Preferred (cost $530,691,135)				552,172,813

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 8.4% (6.1% of Total Investments)
	Banks – 2.6%
$ 1,000	Den Norske Bank	0.500%	2/18/35	Baa3	$ 658,000
1,000	Den Norske Bank	0.963%	2/24/37	Baa3	667,000
19,000	JPMorgan Chase & Company	6.750%	12/31/49	BBB-	20,018,400
7,600	Nordea Bank AB, 144A	5.500%	9/23/49	BBB	7,676,000
2,000	Societe Generale, Reg S	8.250%	12/31/49	BB+	2,113,200
30,600	Total Banks				31,132,600
	Capital Markets – 2.0%
8,500	Credit Suisse Group AG, 144A	6.500%	8/08/23	BBB+	9,371,250
1,700	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	1,921,000
14,686	State Street Capital Trust IV, (4)	1.235%	6/01/77	A3	12,519,815
24,886	Total Capital Markets				23,812,065
	Construction & Engineering – 0.7%
7,500	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	8,032,200
	Electric Utilities – 0.2%
2,900	WPS Resource Corporation, (5)	6.110%	12/01/16	Baa1	2,950,750
	Insurance – 1.5%
2,800	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	3,689,073
1,700	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	2,042,421
6,300	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	7,331,625
5,200	Prudential PLC, Reg S	11.750%	12/23/49	A-	5,271,500
16,000	Total Insurance				18,334,619
	Multi-Utilities – 1.0%
8,900	RWE AG, Reg S	7.000%	10/12/72	BBB-	9,656,500
2,000	Wisconsin Energy Corporation, (5)	6.250%	5/15/67	A3	2,035,000
10,900	Total Multi-Utilities				11,691,500
	Oil, Gas & Consumable Fuels – 0.3%
3,700	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	3,653,750
	Wireless Telecommunication Services – 0.1%
1,600	Koninklijke KPN NV, 144A	7.000%	3/28/73	BB	1,667,200
98,086	Total Corporate Bonds (cost $95,726,450)				101,274,684

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 79.9% (57.9% of Total Investments)
	Banks – 30.9%
9,500	Bank of America Corporation	6.500%	N/A (6)	BB	$ 9,761,250
13,230	Bank of America Corporation	8.125%	N/A (6)	BB	14,354,550
2,394	Bank of America Corporation	8.000%	N/A (6)	BB	2,576,543
3,400	Bank One Capital III	8.750%	9/01/30	Baa2	4,786,710
1,600	Barclays Bank PLC, 144A	6.860%	N/A (6)	BBB-	1,772,000
17,575	Barclays PLC	7.434%	N/A (6)	BB+	16,819,275
10,500	Barclays PLC	8.250%	N/A (6)	BB+	10,841,250
1,200	Chase Capital Trust II, Series B	0.725%	2/01/27	Baa2	1,050,000
20,000	Chase Capital Trust III, Series C	0.777%	3/01/27	Baa2	17,500,000
5,400	Citigroup Capital III	7.625%	12/01/36	BBB-	6,727,115
5,500	Citigroup Inc.	5.950%	N/A (6)	BB+	5,465,625
6,000	Citigroup Inc.	8.400%	N/A (6)	BB+	6,656,628
3,000	Credit Agricole SA, 144A	7.875%	N/A (6)	BB+	3,096,600
1,500	First Empire Capital Trust I	8.234%	2/01/27	Baa2	1,517,519
17,095	First Union Capital Trust II, Series A, (5)	7.950%	11/15/29	Baa1	22,725,512
4,300	Fulton Capital Trust I	6.290%	2/01/36	Baa3	4,192,500
3,200	General Electric Capital Corporation	6.250%	N/A (6)	A+	3,500,128
32,500	General Electric Capital Corporation	7.125%	N/A (6)	A+	37,862,499
2,800	General Electric Capital Corporation	6.375%	11/15/67	A+	2,989,000
10,000	Groupe BCPE	3.300%	N/A (6)	BBB-	8,800,000
10,500	HSBC Bank PLC	0.688%	12/31/49	A3	7,113,750
5,500	HSBC Bank PLC	0.600%	N/A (6)	A3	3,685,000
13,550	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (6)	BBB+	20,223,375
6,852	HSBC Financial Capital Trust IX, (5)	5.911%	11/30/35	Baa2	7,006,170
7,800	JPMorgan Chase & Company	6.000%	N/A (6)	BBB-	7,731,750
1,400	JPMorgan Chase & Company	5.150%	N/A (6)	BBB-	1,326,500
2,800	JPMorgan Chase Capital XXIII	1.232%	5/15/47	Baa2	2,268,000
6,000	KeyCorp Capital III	7.750%	7/15/29	Baa3	7,327,392
1,802	Lloyd’s Banking Group PLC	7.500%	N/A (6)	BB	1,874,080
2,750	Lloyd’s Banking Group PLC, 144A	5.920%	N/A (6)	BB	2,750,000
6,350	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (6)	Ba2	6,842,125
6,200	M&T Bank Corporation	6.375%	N/A (6)	Baa2	6,147,688
26,000	M&T Bank Corporation	6.875%	N/A (6)	BBB-	26,459,992
6,000	National Australia Bank	8.000%	N/A (6)	Baa1	6,529,500
3,700	Nordea Bank AB, 144A	6.125%	N/A (6)	BBB	3,707,770
20,000	PNC Financial Services Inc.	6.750%	N/A (6)	BBB-	21,830,000
3,400	Royal Bank of Scotland Group PLC	7.648%	N/A (6)	BB-	3,999,250
2,000	Societe Generale, 144A	7.875%	N/A (6)	BB+	2,000,000
800	Societe Generale, 144A	0.981%	N/A (6)	BB+	720,000
14,144	Societe Generale, Reg S	8.750%	N/A (6)	BB+	14,497,600
2,000	Societe Generale, Reg S	7.875%	N/A (6)	BB+	2,000,000
6,450	Standard Chartered PLC, 144A	7.014%	N/A (6)	Baa2	7,207,875
20,000	Wells Fargo & Company	7.980%	N/A (6)	BBB	22,043,740
	Total Banks				368,286,261
	Capital Markets – 3.4%
11,000	Charles Schwab Corporation	7.000%	N/A (6)	BBB	12,821,930
14,600	Credit Suisse Group AG, 144A	7.500%	N/A (6)	BB+	15,516,880
6,300	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	6,725,250
750	Goldman Sachs Group Inc.	5.700%	N/A (6)	BB+	766,875
1,200	Macquarie PMI LLC	8.375%	N/A (6)	Ba1	1,254,000
4,000	Morgan Stanley	5.450%	N/A (6)	BB	4,018,752
	Total Capital Markets				41,103,687
	Diversified Financial Services – 3.1%
2,861	Countrywide Capital Trust III, Series B	8.050%	6/15/27	Ba1	3,479,952
2,300	ING US Inc.	5.650%	5/15/53	Ba1	2,300,000
23,730	Rabobank Nederland, 144A	11.000%	N/A (6)	Baa1	30,967,650
	Total Diversified Financial Services				36,747,602
	Electric Utilities – 2.5%
15,800	Electricite de France, 144A	5.250%	N/A (6)	A3	16,392,500
5,000	FPL Group Capital Inc.	6.650%	6/15/67	BBB	5,075,000
7,700	PPL Capital Funding Inc.	6.700%	3/30/67	BB+	7,805,875
	Total Electric Utilities				29,273,375
	Industrial Conglomerates – 0.1%
1,600	General Electric Capital Trust I	6.375%	11/15/67	A+	1,711,499
	Insurance – 32.4%
6,200	AG Insurance SA/NV, Reg S	6.750%	N/A (6)	BBB+	6,637,100
6,400	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	8,432,000
2,000	Allstate Corporation	5.750%	8/15/53	Baa1	2,127,500
1,200	Allstate Corporation	6.500%	5/15/57	Baa1	1,328,250
6,805	American International Group, Inc.	8.175%	5/15/58	BBB	9,237,788
11,350	AXA SA	8.600%	12/15/30	A3	15,279,938
9,450	AXA SA, 144A	6.380%	N/A (6)	Baa1	10,188,329
15,359	Catlin Insurance Company Limited, 144A	7.249%	N/A (6)	BBB+	15,742,975
6,500	Dai-Ichi Mutual Life, 144A	7.250%	N/A (6)	A3	7,605,000
2,500	Dai-Ichi Mutual Life, 144A	5.100%	N/A (6)	A3	2,565,000
1,200	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	BBB	1,239,000
16,150	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BB+	15,887,563
2,600	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	2,888,140
6,600	Great West Life & Annuity Insurance Capital LP II, 144A, (5)	7.153%	5/16/46	A-	6,831,000
13,669	Liberty Mutual Group, 144A	7.000%	3/15/37	Baa3	14,215,760
10,481	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	12,262,770
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,543,750
16,600	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	21,206,500
31,100	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	44,472,999
23,754	National Financial Services Inc., (5)	6.750%	5/15/37	Baa2	24,704,160
8,200	Nippon Life Insurance Company, 144A	5.100%	10/16/44	A2	8,548,500
4,200	Oil Insurance Limited, 144A	3.220%	N/A (6)	Baa1	3,888,860
3,750	Provident Financing Trust I	7.405%	3/15/38	Baa3	4,380,536
30,400	Prudential Financial Inc.	5.625%	6/15/43	BBB+	31,540,000
6,400	Prudential Financial Inc.	5.875%	9/15/42	BBB+	6,784,000
1,135	Prudential Financial Inc.	8.875%	6/15/38	BBB+	1,357,744
14,250	Prudential PLC, Reg S	6.500%	N/A (6)	A-	14,356,875
29,870	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	32,408,950
20,500	Sompo Japan Insurance, 144A	5.325%	3/28/73	A-	21,576,250
5,000	Sumitomo Life Insurance Company, 144A	4.000%	9/20/73	BBB+	5,587,500
8,080	White Mountains Insurance Group, 144A	7.506%	N/A (6)	BB+	8,483,766
21,257	ZFS Finance USA Trust V, 144A, (5)	6.500%	5/09/37	A	22,851,275
	Total Insurance				387,159,778
	Machinery – 0.3%
3,450	Stanley Black & Decker, Inc.	5.750%	12/15/53	BBB+	3,717,375
	Multi-Utilities – 0.6%
6,400	Dominion Resources Inc.	7.500%	6/30/66	BBB	6,782,061
	Real Estate Investment Trust – 0.2%
2,772	Sovereign Capital Trusts	7.908%	6/13/36	Ba1	2,946,001
	Road & Rail – 1.1%
11,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	12,728,203
	Specialty Retail – 1.3%
13,400	Swiss Re Capital I, 144A	6.854%	N/A (6)	A	14,070,000
1,400	Swiss Re Capital I, Reg S	6.854%	N/A (6)	A	1,470,000
	Total Specialty Retail				15,540,000
	Thrifts & Mortgage Finance – 0.0%
500	Onbank Capital Trust I	9.250%	2/01/27	Baa2	505,801
	U.S. Agency – 0.2%
2	Farm Credit Bank of Texas	10.000%	N/A (6)	Baa1	2,197,781
	Wireless Telecommunication Services – 3.8%
36	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB-	45,466,136
	Total $1,000 Par (or similar) Institutional Preferred (cost $868,591,587)				954,165,560

Shares	Description (1), (7)				Value
	INVESTMENT COMPANIES - 1.4% (1.0% of Total Investments)
672,285	Blackrock Credit Allocation Income Trust IV				$ 9,102,739
395,914	John Hancock Preferred Income Fund III				7,027,474
	Total Investment Companies (cost $23,067,281)				16,130,213
	Total Long-Term Investments (cost $1,523,080,578)				1,628,920,470

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 1.7% (1.2% of Total Investments)
$ 20,185	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $20,185,218, collateralized by $20,645,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $20,591,462	0.000%	11/03/14		$ 20,185,218
	Total Short-Term Investments (cost $20,185,218)				20,185,218
	Total Investments (cost $1,543,265,796) - 138.2%				1,649,105,688
	Borrowings - (38.9)% (8), (9)				(464,000,000)
	Other Assets Less Liabilities - 0.7% (10)				8,104,206
	Net Assets Applicable to Common Shares - 100%				$1,193,209,894

Investments in Derivatives as of October 31, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation) (10)
JPMorgan	$ 134,344,000	Receive	1-Month USD-LIBOR-BBA	1.255%	Monthly	12/01/14	12/01/18	$ 908,319
JPMorgan	134,344,000	Receive	1-Month USD-LIBOR-BBA	1.673	Monthly	12/01/14	12/01/20	1,673,054
Morgan Stanley	77,200,000	Receive	1-Month USD-LIBOR-BBA	2.064	Monthly	3/21/11	3/21/16	(1,857,981)
	$ 345,888,000							$ 723,392

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$5,177,200	$–	$–	$5,177,200
$25 Par (or similar) Retail Preferred	498,870,473	53,302,340	–	552,172,813
Corporate Bonds	–	101,274,684	–	101,274,684
$1,000 Par (or similar) Institutional Preferred	–	954,165,560	–	954,165,560
Investment Companies	16,130,213	–	–	16,130,213
Short-Term Investments:
Repurchase Agreements	–	20,185,218	–	20,185,218
Investments in Derivatives:
Interest Rate Swaps*	–	723,392	–	723,392
Total	$520,177,886	$1,129,651,194	$–	$1,649,829,080
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments (excluding investments in derivatives) was $1,557,904,320.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2014, were as follows:

Gross unrealized:
	Appreciation	$ 120,477,990
	Depreciation	(29,276,622)

	Net unrealized appreciation (depreciation) of investments	$ 91,201,368

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $75,201,600.
(6)	Perpetual security. Maturity date is not applicable.
(7)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	Borrowings as a percentage of Total Investments is 28.1%.
(9)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $944,956,630 have been pledged as collateral for Borrowings.

(10)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

REIT	Real Estate Investment Trust.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR-BBA	United States Dollar – London Inter-Bank Offered Rate – British Bankers’ Association.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2014